Goodwill and Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets, net	Goodwill and Intangible assets, net
Goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2022	$12,867
Additions from acquisitions	—
Balance as of December 31, 2023	12,867
Additions from acquisitions	12,402
Balance as of December 31, 2024	$25,269
Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2023	2024

Developed technology	$2,832	$4,070
Customer relationships	440	3,694
Database	208	208
User panel	11,202	11,202
Brand name	59	1,221
Total intangible assets	14,741	20,395
Less: accumulated amortization	(9,956)	(14,818)
Total intangible assets, net	$4,785	$5,577

Amortization expenses amounted to $4,573, $4,776 and $4,862 for the years ended December 31, 2022, 2023 and 2024.
As of December 31, 2024, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2025	$2,224
2026	1,472
2027	855
2028	647
2029	363
2030	16
Total	$5,577